Shareholder Report, Average Annual Return (Details)	12 Months Ended	42 Months Ended	60 Months Ended	98 Months Ended	99 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000146453
Average Annual Return [Line Items]
Average Annual Return, Percent	3.03%		4.61%			4.01%
C000146455
Average Annual Return [Line Items]
Average Annual Return, Percent	20.24%		12.92%			11.49%
C000075764
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%		(0.59%)				1.00%
C000183413
Average Annual Return [Line Items]
Average Annual Return, Percent	11.56%	4.20%
C000075765
Average Annual Return [Line Items]
Average Annual Return, Percent	11.35%		6.54%				5.84%
C000173961
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%		0.78%	1.86%
C000116967
Average Annual Return [Line Items]
Average Annual Return, Percent	1.75%		0.53%				2.00%
C000027523
Average Annual Return [Line Items]
Average Annual Return, Percent	4.42%		1.91%				1.20%
C000173957
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%		4.40%		6.20%
C000075766
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%		4.15%				4.68%
C000173958
Average Annual Return [Line Items]
Average Annual Return, Percent	13.69%		10.26%		10.69%
C000075767
Average Annual Return [Line Items]
Average Annual Return, Percent	13.44%		9.99%				9.19%
C000027542
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%		6.21%				6.29%
C000183414
Average Annual Return [Line Items]
Average Annual Return, Percent	18.48%	8.17%
C000075769
Average Annual Return [Line Items]
Average Annual Return, Percent	18.16%		10.75%				7.41%
C000173959
Average Annual Return [Line Items]
Average Annual Return, Percent	32.87%		18.84%		19.05%
C000087885
Average Annual Return [Line Items]
Average Annual Return, Percent	32.45%		18.53%				16.11%
C000173960
Average Annual Return [Line Items]
Average Annual Return, Percent	13.95%		8.35%		9.50%
C000087886
Average Annual Return [Line Items]
Average Annual Return, Percent	13.62%		8.09%				7.84%
C000048319
Average Annual Return [Line Items]
Average Annual Return, Percent	24.74%		14.19%				12.83%
C000048320
Average Annual Return [Line Items]
Average Annual Return, Percent	24.37%		13.91%				12.55%
C000173956
Average Annual Return [Line Items]
Average Annual Return, Percent	8.30%		7.97%		9.52%
C000048313
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%		7.70%				8.34%
C000027546
Average Annual Return [Line Items]
Average Annual Return, Percent	12.21%		10.15%				10.19%
MSCI World ex-USA Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Ex-USA Index (net of withholding taxes)
Average Annual Return, Percent	4.70%		5.10%			4.50%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%		13.86%			12.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)				1.35%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	11.93%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%		14.53%				13.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	0.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)				1.35%
3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.97%		2.47%				1.76%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net of withholding taxes)
Average Annual Return, Percent	3.82%		4.73%		6.53%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net of withholding taxes)
Average Annual Return, Percent	3.82%		4.73%				5.20%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%		13.86%		14.56%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%		13.86%				12.55%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%		14.53%				13.10%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net of withholding taxes)
Average Annual Return, Percent	18.67%	8.26%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net of withholding taxes)
Average Annual Return, Percent	18.67%		11.17%				9.95%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%		14.28%		14.92%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%		14.28%				12.87%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%		14.28%		14.92%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%		14.28%				12.87%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%		14.53%				13.10%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%		14.53%				13.10%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%		13.86%		14.56%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%		13.86%				12.55%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%		14.53%				13.10%
MSCI World ex-USA Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%		5.64%			5.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(2.03%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%		(0.33%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%		(0.33%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%		(0.33%)				1.35%